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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07597


                            Pioneer Tax Free Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


               Pioneer Tax-Free Income Fund
               Schedule of Investments  3/31/2007 (unaudited)

PrincipalFloating                                                 Value
Amount ($Rate (b)
               Municipal Bonds - 100.9 %
               Alabama - 5.3 %
1,245,000      Alabama Agriculture and Mechanical, 4.55%, 11/1/09$1,273,000
1,840,000      Alabama Water Pollution Control Authority, 5.4%, 8 1,842,337
3,890,000      Alabama Water Pollution Control Authority, 5.5%, 8 3,912,368
2,500,000      DCH Health Care Authority, 5.125%, 6/1/36          2,623,850
905,000        Dothan Alabama Water, 5.05%, 9/1/09                933,634
1,515,000      Dothan Alabama Water, 5.1%, 9/1/10                 1,578,554
390,000        Florence Alabama Water General, 4.35%, 12/1/07     391,825
790,000        Florence Alabama Water General, 4.35%, 12/1/07     793,697
405,000        Florence Alabama Water General, 4.4%, 12/1/08      410,119
825,000        Florence Alabama Water General, 4.4%, 12/1/08      835,428
865,000        Florence Alabama Water General, 4.5%, 12/1/09      884,610
900,000        Florence Alabama Water General, 4.6%, 12/1/10      930,015
1,025,000      Florence Alabama Water General, 4.7%, 12/1/13      1,059,112
550,000        Hunstville Alabama Electric System, 4.6%, 12/1/09  563,431
660,000        Hunstville Alabama Electric System, 4.7%, 12/1/10  677,398
680,000        Hunstville Alabama Electric System, 4.8%, 12/1/11  697,422
1,445,000      Huntsville Alabama General, 4.75%, 11/1/18         1,478,380
1,895,000      Huntsville Alabama, 5.125%, 5/1/20                 2,047,794
1,000,000      Jefferson County Alabama School, 5.1%, 2/15/10     1,039,750
725,000        Madison Alabama Water & Waste Board, 4.6%, 12/1/11 746,163
645,000        Mobile Alabama General, 0.0%, 2/15/09              647,283
4,125,000      Montogomery Alabama Waterworks & Sewer, 5.25%, 9/1 4,397,539
500,000        Southeast Alabama Gas District, 5.3%, 6/1/12       533,370
310,000        University Alabama Revenue Bond, 4.6%, 6/1/09      316,603
890,000        University Alabama Revenue Bond, 4.6%, 6/1/09      908,183
340,000        University Alabama Revenue Bond, 4.7%, 6/1/10      347,296
960,000        University Alabama Revenue Bond, 4.7%, 6/1/10      979,795
395,000        University Alabama Revenue Bond, 4.75%, 6/1/11     403,512
1,105,000      University Alabama Revenue Bond, 4.75%, 6/1/11     1,128,459
                                                                 $34,380,92
               Arizona - 5.8 %
345,000        Maricopa County Arizona Developement Authority Hea$346,101
1,000,000      Maricopa County School District, 7.0%, 7/1/07      1,008,180
1,000,000      Maricopa County School District, 7.0%, 7/1/08      1,040,460
15,000,00 0.00 Phoenix Arizona Civic Import Corp., Variable Rate  13,474,20
10,000,000     Phoenix Arizona Civic Import Corp., Variable Rate  9,005,800
4,000,000      Phoenix Arizona Civic Import Corp. District Revenu 3,438,680
8,005,000      Phoenix Arizona Civic Import Corp. District Revenu 6,905,513
2,400,000      Scottsdale Memorial Hospital, 5.5%, 9/1/12         2,522,976
                                                                 $37,741,91
               California - 13.2 %
5,000,000      Alhambra California CTFS Part, 6.75%, 9/1/23      $6,122,650
18,875,000     California County Tobacco, 0.0%, 6/1/33            4,207,049
6,000,000      California County Tobacco, 5.25%, 6/1/46           6,025,800
15,000,000 California State Department of Veteran Affairs, 4. 15,021,45 10,000,00 4.60 California State Department of Veteran Affairs, 4. 10,004,40
1,000,000      California State, 4.25%, 8/1/33                    952,716
10,000,000     California Statewide Community Development Authori 10,237,20
4,875,000      California Statewide Community Development Authori 5,096,374
5,125,000      California Statewide Community Development Authori 5,326,464
4,000,000      Del Mar California Race Track, 5.0%, 8/15/25       4,126,800
1,000,000      Franklin-McKinley California School District, 6.0% 1,172,340
4,525,000      Golden State Tobacco Securitization, 7.8%, 6/1/42  5,527,921
1,000,000      Golden State Tobacco Securitization, 7.875%, 6/1/4 1,225,370
3,000,000      Golden State Tobacco Securitization, 7.9%, 6/1/42  3,679,830
1,175,000      Lucia Mar University School District, 0.0%, 8/1/20 664,933
165,000        Sacramento California Municipal Utilities District 170,940
3,600,000      Saugus California University School District, 0.0% 1,768,140
1,210,000      Saugus California University School District, 0.0% 566,099
3,000,000      West VY Mission Community College California, 5.0% 3,190,770
                                                                 $85,087,24
               Colorado - 1.0 %
20,000         Colorado Housing Finance Authority, Series A-3, 7.$20,039
30,000         Colorado Housing Finance Authority, Series B-2, 7. 30,429
115,000        Colorado Housing Finance Authority, Series B-3, 6. 117,256
3,575,000      Douglas County School District Regiona1, 7.0%, 12/ 4,260,542
10,000,000     E-470 Public Highway Authority Colorado, 0.0%, 9/1 2,303,600
                                                                 $6,731,866
               Connecticut - 0.2 %
1,000,000      Connecticut State Health & Education, 5.5%, 7/1/17$1,075,530
                                                                 $1,075,530
               District of Columbia - 1.5 %
8,825,000      District of Columbia Tobacco Settlement Financing $9,703,882
                                                                 $9,703,882
               Florida - 4.4 %
1,760,000      Dade County Florida General Obligation, 7.7%, 10/1$1,862,256
1,000,000      Dade County Florida General Obligation, 7.7%, 10/1 1,185,470
1,000,000      Fort Myers Florida Import Revenue, 4.25%, 12/1/36  949,810
865,000        Greater Orlando Aviation Authority, 6.375%, 11/15/ 920,395
3,000,000      Halifax Hospital Medical Center Florida, 5.375%, 6 3,155,400
9,550,000      Jacksonville Florida District, 5.0%, 10/1/20       9,738,229
5,435,000      Lee County Florida Industrial Development Authorit 5,380,759
5,000,000      Lee Memorial Health Systems Floria Hospital, 5.0%, 5,138,700
35,000         Manatee County Florida, 7.2%, 5/1/28               35,462
                                                                 $28,366,48
               Illinois - 4.7 %
515,000        Chicago Board of Education, 5.75%, 12/1/27        $532,124
495,000        Chicago Illinois Tax Increment, 5.0%, 11/15/10     508,415
175,000        Chicago Illinois Single Family Mortgage, 6.45%, 9/ 176,717
10,775,000     Illinois Finance Authority, 5.0%, 5/1/25           11,030,04
5,000,000      Illinois Finance Authority, 5.0%, 4/1/31           5,160,950
5,000,000      Illinois Finance Authority, 5.0%, 4/1/36           5,131,250
500,000        Illinois Health Facilities Authority Revenue, 6.7% 500,125
1,145,000      Illinois Housing Development Authority Revenue Mul 1,484,046
1,000,000      Kane County Illinois School District #129 Aurora W 1,118,560
3,000,000      University of Illinois Revenue, 5.75%, 1/15/16     3,165,600
3,000,000      Will County Illinois Forest Preservation District, 1,843,020
                                                                 $30,650,85
               Indiana - 2.2 %
5,000,000      Indiana Health & Education Facility Authority, 5.0$5,129,450
1,250,000      Indiana State Development Finance, 5.75%, 10/1/11  1,297,325
1,000,000      Indiana University Revenue, 5.8%, 11/15/10         1,070,930
1,400,000      Indianapolis Local Public Improvement Board Board  1,581,230
3,400,000      Indianapolis Local Public Improvement Board Revenu 3,938,186
1,000,000      Lawrence Township Metropolitan School District Rev 1,155,160
                                                                 $14,172,28
               Kansas - 1.4 %
9,000,000      Burlington Kansas Pollution, 4.85%, 6/1/31        $9,273,600
                                                                 $9,273,600
               Kentucky - 0.4 %
2,000,000      Carrollton & Henders, 5.0%, 1/1/09                $2,044,640
165,000        Kentucky Economic Development Finance, 6.25%, 10/1 180,041
335,000        Kentucky Economic Development Finance, 6.25%, 10/1 360,617
                                                                 $2,585,298
               Lousiana - 0.9 %
1,060,000      Louisiana Public Facilities Authority Revenue, 6.2$1,081,709
500,000        Louisiana Public Facilities Authority, 5.0%, 7/1/3 518,715
1,155,000      Louisiana Public Facilities Authority, 5.0%, 11/1/ 1,237,352
1,510,000      Louisiana Public Facilities Authority, 5.0%, 11/1/ 1,613,661
1,085,000      Lousiana Local Government Environment Community, 5 1,176,661
                                                                 $5,628,098
               Massachusetts - 8.6 %
510,000        Lawrence Massachusetts, 5.0%, 2/1/23              $545,542
535,000        Lawrence Massachusetts, 5.0%, 2/1/24               571,391
560,000        Lawrence Massachusetts, 5.0%, 2/1/25               597,626
590,000        Lawrence Massachusetts, 5.0%, 2/1/26               628,657
4,990,000      Massachusetts Bay Transit Authority, 5.0%, 7/1/31  5,536,605
5,000,000      Massachusetts Development Finance Authority, 5.25% 5,582,150
2,500,000      Massachusetts Health & Educational Facilities Auth 2,619,625
5,290,000      Massachusetts Health & Educational Facilities Auth 5,693,098
1,000,000      Massachusetts Health & Educational Facilities Auth 1,088,340
1,250,000      Massachusetts Health & Educational Facilities Auth 1,364,788
1,145,000      Massachusetts Health & Educational Facilities Auth 1,229,409
2,000,000      Massachusetts Health & Educational Facilities Auth 2,174,040
2,000,000      Massachusetts Health & Educational Facilities Auth 2,178,800
1,000,000      Massachusetts Health & Educational Facilities Auth 1,120,510
8,170,000      Massachusetts State Dedicated Tax, 5.5%, 1/1/29    9,661,351
1,500,000      Massachusetts State Development Finance Agency, 6. 1,689,660
6,215,000      Massachusetts State Health & Education, 5.25%, 7/1 7,257,504
580,000        Sharon Massachusetts, 4.125%, 2/1/22               572,054
580,000        Sharon Massachusetts, 4.125%, 2/1/23               569,055
580,000        Sharon Massachusetts, 4.125%, 2/1/24               565,860
575,000        Sharon Massachusetts, 4.125%, 2/1/25               558,342
1,365,000      Springfield Massachusetts Water & Sewer, 5.0%, 7/1 1,454,708
1,000,000      Waltham Massachusetts, 4.0%, 11/15/18              1,004,810
1,175,000      Waltham Massachusetts, 4.0%, 11/15/20              1,167,633
                                                                 $55,431,55
               Maryland - 0.7 %
4,600,000      Maryland Health Department, 4.75%, 1/1/13         $4,607,360
                                                                 $4,607,360
               Maine - 0.0 %
300,000        Maine Municipal, 5.0%, 11/1/09                    $309,432
                                                                 $309,432
               Michigan - 1.6 %
1,500,000      John Tolfree Health System, 6.0%, 9/15/23         $1,538,925
400,000        Michigan State Trunk Line, 5.5%, 11/1/10           425,204
4,000,000      Michigan State Hospital Finance Authority, 6.0%, 2 4,001,920
6,485,000      Wayne Charter County SPL, 6.75%, 12/1/15 (d)       4,405,001
                                                                 $10,371,05
               Minnesota - 1.1 %
5,000,000      Becker Minnesota Pollution Control Revenue Norther$6,081,000
1,000,000      Laurentian Energy Authority Minnesota Cogeneration 1,031,010
                                                                 $7,112,010
               Missouri - 0.8 %
350,000        Missouri State Housing Development Common Mortgage Revenue,
                    Single Family, Series B-2, 6.4%, 3/1/29      $357,777
4,800,000      St. Louis Missouri Industrial Development Revenue, 4,764,864
                                                                 $5,122,641
               Mississippi - 1.4 %
1,800,000      Columbus Mississippi Industrial Development Revenu$1,849,986
6,000,000      Lowndes County Mississippi Solid Waste Disposal & Pollution
                  Control Revenue, 6.8%, 4/1/22                   7,314,180
                                                                 $9,164,166
               Montana - 0.1 %
500,000        Forsyth Pollution Control Revenue, 5.2%, 5/1/33   $511,855
                                                                 $511,855
               North Carolina - 1.7 %
6,000,000      Charlotte-Mecklenburg Hospital Authority, 5.0%, 1/$6,198,900
2,180,000      Henderson County North Carolina Certificate Partic 2,339,947
2,250,000      North Carolina Capital Facilities Finance, 4.5%, 1 2,173,433
                                                                 $10,712,28
               North Dakota - 0.2 %
370,000        North Dakota State Housing Finance Agency Revenue,$375,169
610,000        North Dakota State Housing Finance Agency Revenue, 612,806
                                                                 $987,975
               Nebraska - 1.0 %
2,724,625      Energy America Nebraska Natural Gas Revenue, 5.45%$2,712,936
1,325,000      Municipal Energy Agency, 6.0%, 4/1/08              1,355,912
2,300,000 8.90 Nebraska Investment Finance Authority Single Famil 2,335,328
                                                                 $6,404,176
               New Hampshire - 1.9 %
2,790,000      Manchester New Hampshire, 4.0%, 6/1/20            $2,756,102
2,910,000      Manchester New Hampshire, 4.0%, 6/1/21             2,857,329
3,200,000      Manchester New Hampshire, 4.0%, 6/1/22             3,121,568
1,250,000      New Hampshire Health & Education Facilities Author 1,327,475
2,000,000      New Hampshire Health & Education Facilities Author 2,149,920
160,000        New Hampshire State Housing Finance Authority, 6.1 162,899
                                                                 $12,375,29
               New Jersey - 3.3 %
1,165,000      Cumberland County New Jersey Import Authority Soli$1,176,848
500,000        New Jersey Economic Development Authority, 5.3%, 1 506,425
450,000        New Jersey Economic Development Authority, 5.375%, 457,565
5,060,000      New Jersey Economic Development Authority Special  5,419,766
1,000,000      Tobacco Settlement Financing Corp., 6.25%, 6/1/43  1,137,080
5,215,000      Tobacco Settlement Financing Corp., 6.75%, 6/1/39  6,072,346
7,000,000      Tobacco Settlement Financing Corp., 5.0%, 6/1/41   6,818,350
                                                                 $21,588,38
               Nevada - 0.8 %
5,000,000      Truckee Meadows Neveda Water Authority, 4.875%, 7/$5,151,750
                                                                 $5,151,750
               New York - 3.7 %
1,000,000      Albany Individual Development, 6.0%, 7/1/19       $1,072,950
400,000        Metropolitan Transportation Authority, 5.5%, 7/1/1 441,928
6,765,000      New York City Industrial, 6.9%, 8/1/24             6,825,885
2,000,000 5.50 New York City Transportation Finance Authority Rev 2,145,280
4,400,000      New York State Dorm Authority, 0.0%, 7/1/39        3,618,692
9,000,000      New York State Dorm Authority, 5.0%, 3/15/36       9,542,610
                                                                 $23,647,34
               Ohio - 2.5 %
2,870,000      Cleveland Ohio General Obligation, 5.75%, 8/1/13  $3,196,032
9,700,000      Ohio State Higher Education Facility, 5.2%, 2/1/10 10,109,04
400,000        Ohio State Building Authority Revenue, 5.5%, 10/1/ 429,956
500,000        Ohio State Building Authority Revenue, 6.0%, 10/1/ 517,255
1,000,000      University of Cincinnati, 5.75%, 6/1/18            1,089,490
1,000,000      University of Cincinnati, 5.75%, 6/1/19            1,089,490
                                                                 $16,431,27
               Oklahoma - 1.0 %
1,530,000      Moore Oklahoma General Obligation, 5.75%, 4/1/12  $1,639,227
2,500,000      Tulsa Municipal Airport Revenue, 6.0%, 6/1/35      2,549,600
2,220,000      Tulsa Municipal Airport Revenue, 6.25%, 6/1/20     2,223,907
                                                                 $6,412,734
               Oregon - 1.6 %
1,165,000      Jackson County School District, 5.5%, 6/15/17     $1,247,366
315,000        Klamath Falls Inter-Community Hospital Authority R 350,995
185,000        Klamath Falls Inter-Community Hospital Authority R 199,143
1,000,000      Portland Urban Development, 5.75%, 6/15/08         1,070,310
1,650,000      Wasco County School District, 5.5%, 6/15/19        1,888,838
5,285,000      Washington County Oregon Criminal Justice, 5.0%, 1 5,330,450
                                                                 $10,087,10
               Pennsylvania - 1.9 %
4,000,000      Allentown Pennsylvania Area Hospital Authority, 6.$4,149,440
1,165,000      Chester County Pennsylvania Health & Education Fac 1,226,605
1,650,000      Chester County Pennsylvania Health & Education Fac 1,711,001
1,220,000      Chester County Pennsylvania Health, 5.0%, 11/1/20  1,282,549
1,000,000      Columbia County Pennsylvania Hospital Authority, 5 940,210
1,000,000      Montgomery County Pennsylvania Industrial, 5.0%, 1 1,031,100
1,000,000      Montgomery County Pennsylvania Industrial, 5.0%, 1 1,028,830
500,000        Philadelphia Pennsylvania Parking, 4.875%, 9/1/09  513,615
250,000        Sayre Health Care Facility Authority Revenue, 5.75 267,550
                                                                 $12,150,90
               Puerto Rico - 2.5 %
10,000,000     Puerto Rico Convention Center Authority, 5.0%, 7/1$10,742,40
5,000,000      Puerto Rico Electric Power, 0.0%, 7/1/17*          3,234,050
3,305,000      Puerto Rico Electric Power, 0.0%, 7/1/17*          2,127,032
                                                                 $16,103,48
               Rhode Island - 0.5 %
250,000        Rhode Island State Health & Education Facilities A$283,043
415,000        Rhode Island State Health & Educational Building C 467,996
65,000         Rhode Island State Health & Educational Building C 71,146
2,100,000      Tobacco Settlement Financing Corp., 6.25%, 6/1/42  2,266,550
                                                                 $3,088,735
               South Carolina - 1.4 %
500,000        South Carolina Jobs Economic Development Authority$550,750
1,000,000      Scago Education Facilities Corp. for Spartanburg S 1,052,520
150,000        South Carolina Housing Finance & Development Autho
                  Series A-1, 6.2%, 7/1/09                        150,153
3,560,000      South Carolina Jobs Economic, 6.875%, 8/1/27       4,174,349
440,000        South Carolina Jobs Economic, 6.875%, 8/1/27       513,907
2,500,000      Tobacco Settlement Revenue Management, 6.375%, 5/1 2,908,375
                                                                 $9,350,054
               South Dakota - 0.0 %
65,000         South Dakota Conservancy District Revenue, 5.625%,$65,399
                                                                 $65,399
               Tennessee - 5.1 %
1,570,000      Clarksville Tennessee Water and Gas, 5.15%, 2/1/14$1,703,356
1,000,000      Johnson City Tennessee Health & Education, 5.5%, 7 1,066,350
1,000,000      Knox County Health Facility, 6.375%, 4/15/22       1,049,660
1,500,000      Knox County Health Facility, 6.5%, 4/15/31         1,574,610
750,000        Knoxville County Tennessee Health Education & Hous 769,650
750,000        Knoxville County Tennessee Series A, 5.0%, 5/1/13  734,295
16,070,000     Knoxville Tennessee Water Systems, 4.0%, 4/1/40    14,491,44
1,000,000      Knoxville Tennessee Water Systems, 5.0%, 3/1/13    1,034,790
1,000,000      Metro Government Nashville/Davidson County Tenness 1,083,770
1,000,000      Metro Government Nashville/Davidson County Tenness 1,106,510
1,500,000      Metro Government Nashville/Davidson County Tenness 1,590,765
500,000        Metro Government Nashville/Davidson County Tenness 502,875
1,000,000 7.50 Metro Government Nashville/Davidson County Tenness 1,174,330
500,000        Metro Nashville Tennessee Airport Series A, 6.625% 503,575
1,000,000      Putnam County Tennessee General, 5.5%, 4/1/19      1,052,160
2,500,000      Shelby County Tennessee Health & Education Housing 2,521,025
550,000        Williamson County Tennessee General, 5.1%, 3/1/14  571,879
500,000        Williamson County Tennessee General, 6.0%, 3/1/08  510,695
                                                                 $33,041,73
               Texas - 10.9 %
7,000,000      Brazos River Authority Pollution Control Revenue, $7,961,380
750,000        Carroll Independent School District, 6.75%, 8/15/2 956,655
850,000        Carroll Independent School District, 6.75%, 8/15/2 1,094,766
13,885,000     Dallas-Fort Worth Texas International Airport, 6.0 14,016,49
10,055,000     Frisco Texas Independent School District, 2.75%, 8 6,896,926
1,000,000      Georgetown Health Facilities Development Corp., 6. 1,075,040
1,000,000      Harris County Health Facilties Development Authori 1,108,130
650,000        Mesquite Texas Independent, 4.7%, 8/15/08          652,548
5,000,000      North Cent Texas Health Fac Development 5.0%, 5/15 5,134,950
5,000,000      Port Corpus Christi Industrial Development Corpora 5,155,700
1,000,000      Richardson Texas Independent School District, 4.75 1,009,610
10,000         San Antonio Texas General, 4.75%, 2/1/19           10,197
1,580,000      San Antonio Texas General, 4.75%, 2/1/19           1,604,332
300,000        San Felipe Del Rio Texas Conservation, 5.0%, 8/15/ 312,837
2,310,000      Texas Clear Creek Independent School District Gene 2,074,357
2,050,000      Texas Keller Independent School District General O 1,802,442
5,500,000      Texas Public Finance Authority Building Revenue, 0 5,332,525
2,750,000      Texas Public Finance Authority Building Revenue, 0 2,469,473
3,500,000 8.57 Texas State, Floating Rate Note, 9/30/11           4,184,040
500,000        Tomball Texas Independent School, 5.0%, 2/15/11    523,335
3,500,000      Weslaco Health Facilities, 6.25%, 6/1/25           3,771,075
2,000,000      Weslaco Health Facilities, 6.25%, 6/1/32           2,147,280
1,000,000      Whitehouse Texas Independent School District, 4.8% 1,009,090
                                                                 $70,303,17
               Virginia - 0.8 %
1,500,000      Amherst Virginia Development, 4.75%, 9/1/30       $1,527,330
2,500,000 7.92 Henrico County Virginia, Variable Rate Note, 8/23/ 3,351,550
                                                                 $4,878,880
               Washington - 4.5 %
1,500,000      Clark County School District No. 037 Vancouver, 5.$1,604,550
3,000,000      King & Snohomish Counties Washington, 5.0%, 6/1/16 3,229,260
1,095,000      King County Washington Public Hospital District, 5 1,132,471
300,000        King County Washington School District No. 415, 5. 328,659
165,000        King County General Obligation, 6.625%, 12/1/15    171,430
500,000        Renton Washington Water & Sewer, 4.4%, 12/1/15     513,660
500,000        Seattle Washington Library Facilities, 5.375%, 12/ 521,465
2,250,000      Snohomish County Public Utility District Revenue,  2,444,243
2,500,000      Snohomish County Public Utility District Revenue,  3,054,650
2,465,000      Spokane Washington Public Facilities, 5.75%, 12/1/ 2,728,878
3,500,000      Tobacco Settlement Authority Washington, 6.625%, 6 3,899,490
6,500,000      Washington State General Obligation, 5.75%, 9/1/08 6,688,760
2,500,000      Washington State Housing, 5.25%, 1/1/17            2,528,325
                                                                 $28,845,84
               Wisconsin - 0.3 %
1,430,000      Adams-Friendship School District, 6.5%, 4/1/16    $1,721,448
                                                                 $1,721,448
               TOTAL MUNICIPAL BONDS                             $651,376,0
               (Cost  $619,963,605)
Shares
               MUTUAL FUND - 1.4 %
9,047,760      Blackrock Liquidity Funds MuniFund Portfolio      $9,047,760
               TOTAL MUTUAL FUND                                 $9,047,760
               (Cost  $9,047,760)                                $9,047,760
               TOTAL INVESTMENT IN SECURITIES - 102.3 %        $660,423,764
               (Cost  $629,011,365) (a)
               OTHER ASSETS AND LIABILITIES - (2.3) %        $(14,744,460)
               TOTAL NET ASSETS - 100.0 %                     $645,679,304

(a) At March 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $629,705,195 was as follows:

               Aggregate gross unrealized gain for all investments in
               which there is an excess of value over tax cost  $36,639,177

               Aggregate gross unrealized loss for all investments in
               which there is an excess of tax cost over value   (5,920,608)

               Net unrealized gain                              $30,718,569

(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
               The rate shown is the rate at period end.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Free Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 30, 2007

* Print the name and title of each signing officer under his or her signature.